General information (Details) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Jun. 05, 2020 USD ($) Rig	Jun. 26, 2019 $ / shares	Jun. 21, 2019 $ / shares	Jun. 15, 2020 USD ($) $ / shares	Jun. 30, 2019	Dec. 31, 2019 Rig Contracts $ / shares	Jun. 04, 2020 $ / shares	Sep. 27, 2019 $ / shares	Sep. 26, 2019 $ / shares	Dec. 31, 2018 $ / shares
Going Concern [Abstract]
Maturity date						Jun. 30, 2022
Reverse Share Split [Abstract]
Stock conversion ratio (in shares)		0.20	0.20		0.2
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.05	$ 0.01			$ 0.05		$ 0.05	$ 0.05	$ 0.05
Subsequent Event [Member]
Going Concern [Abstract]
Additional equity offering | $	$ 30			$ 30
Number of Rigs Deliveries Deferred	5
Deferral of debt amortization | $	$ 65
Minimum liquidity covenant	3.00%
Line of credit | $	$ 5
Line of credit facility, maximum borrowing capacity | $	20
Remaining borrowing capacity | $	$ 30
Minimum book equity ratio	33.30%
Minimum book equity ratio, December31, 2021	25.00%
Minimum book equity ratio, Thereafter	40.00%
Debt service coverage ratio	1.25
Reverse Share Split [Abstract]
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.05			$ 0.05
COVID-19 [Member]
Going Concern [Abstract]
Number of contracts terminated due to pandemic | Contracts						3
Number of upcoming contracts cancelled due to pandemic | Contracts						1
Jack-Up Rigs [Member]
General Information [Abstract]
Number of rigs owned						27
Number of rigs under construction						7
Semi-submersible Rigs [Member]
General Information [Abstract]
Number of rigs owned						1
Warm Stacked Rigs [Member]
General Information [Abstract]
Number of rigs owned						9
Cold Stacked Rig [Member]
General Information [Abstract]
Number of rigs owned						3